LONG-TERM DEBT (Details) - USD ($) $ in Millions		9 Months Ended
	Nov. 28, 2017	Jun. 30, 2018	Sep. 30, 2017	Dec. 12, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2012
Debt Instrument [Line Items]
Drawn amount			$ 447.0		$ 447.0
Subsequent Event [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 30, 2020
Percentage of increase in margin for the period until December 31, 2017				2.00%
Percentage of increase in margin for the period after December 31, 2017				3.55%
Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 375.0
Dividends payable				$ 3.1
Maximum [Member] | Subsequent Event [Member] | Forecast [Member]
Debt Instrument [Line Items]
Proceeds from sale of equity		$ 75.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 500.0	$ 430.0
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 31, 2020